Deposits, Prepayment and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Deposits, Prepayment and Other Receivables
Schedule of deposits, prepayment and other receivables

	December 31,	December 31,
	2022	2023
	HK$	HK$

Prepaid insurance and others	494	2
Other receivables and deposit paid	3,060	4,267
	3,554	4,269